GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2019	$411,217
Acquired goodwill	410
Foreign currency translation adjustment	859

Balance at December 31, 2020	412,486
Acquired goodwill	21,291
Foreign currency translation adjustment	242

Balance at December 31, 2021	$434,019

Indefinite and Finite Lived Intangible Assets
Intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2021	2020
Indefinite lived intangible assets—Trade names, trademarks, and distribution rights		$158,389	$140,867
Finite lived intangible assets:
Customer relationships	7- 18 years	86,526	81,527
Patented and unpatented technology	7 years	1,721	1,714
Trade name	10 years	1,150	1,150
Accumulated amortization		(60,890)	(55,329)

Finite lived intangible assets, net		28,507	29,062

		$186,896	$169,929

Amortization Expense Related to Finite Lived Intangible Assets	Annual amortization of finite lived intangible assets for the next five years is expected to approximate the following:

2022	$4,500
2023	$3,900
2024	$3,700
2025	$3,700
2026	$3,500